Transactions with related parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Related parties comprise the Group’s parent companies, shareholders, key management personnel and any businesses which are controlled, directly or indirectly by the shareholders and directors over which they exercise significant management influence. Related party transactions are entered in the normal course of business at prices and terms approved by the Group’s management.
18.1.    Transactions with related parties
The following transactions were carried out with related parties:

	2021	2020	2019

Sales of services
Associates (legal and administrative services) (a)	23	11	11
Entity controlled management personnel (b)	10	—	—
	33	11	11
Purchases of goods and services
Entity controlled management personnel (c)	(1,531)	(16,652)	(10,029)
Associates (transaction services) (d)	(1,119)	(2,032)	(451)
Service provider (e)	(440)	—	—
	(3,090)	(18,684)	(10,480)

(a)	Related to services provided to VHSYS.
(b)	Related to changes in exchange rates with travel services reimbursed to VCK Investment Fund, companies owned by related parties.
(c)	Related to consulting and management services with Genova Consultoria e Participações Ltda., and travel services reimbursed to Zurich Consultoria e Participações Ltda and VCK Investment Fund, companies owned by related parties.
(d)	Related mainly to expenses paid to Collact in the period from January to June 2021 and VHSYS from January to March 2021 due to new customers acquisition.
(e)	Related to strategic consulting for data science with LAMPS Desenvolvimento Ltda, company owned by related parties.
Services provided to related parties include legal and administrative services provided under normal trade terms and reimbursement of other expenses incurred in their respect.
As of December 31, 2021, some officers and directors were subscribed to the Group’s banking solution. The total amount recognized in Deposits from banking customers is R$36 (December 31, 2020 – R$33).
18.2.    Year-end balances
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2021	2020

Loans to management personnel	4,663	4,149
Convertible loans	57	3,051
Receivables from related parties	4,720	7,200
As of December 31, 2021, there is no allowance for expected credit losses on related parties’ receivables. No guarantees were provided or received in relation to any accounts receivable or payable involving related parties.
The Group has outstanding loans with certain management personnel. The loans are payable in three to seven years from the date of issuance and accrue interest according to the National Consumer Price Index, the Brazilian Inter-Bank Rate or Libor plus an additional spread.
18.3.    Key management personnel compensation
Management includes executive officers and members of board of directors of the Group and compensation consists of fixed compensation, profit sharing and benefits plus any correlating social or labor charges and or provisions for such charges. Compensation expenses are recognized in profit or loss of the Group. For the years ended December 31, 2021 and 2020, compensation expense was as follows:

	2021	2020

Short-term benefits	13,621	15,202
Share-based payments (Note 25)	29,332	32,305
	42,953	47,507